Condensed Financial Information - Parent Company Only (Details 2) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Condensed Financial Statements, Captions [Line Items]
Interest expense	$ 1,315	$ 1,115	$ 2,706	$ 2,236	$ 5,007	$ 4,438	$ 4,275
Expenses-other	351	294	729	553	1,765	1,176	2,003
Income before provision for income taxes and equity in undistributed net income of subsidiary	1,393	1,027	2,800	2,340	3,859	4,420	4,040
Benefit for income taxes	(459)	(352)	(926)	(818)	(1,286)	(1,614)	(1,531)
Net income attributable to common stockholders	$ 934	$ 675	$ 1,874	$ 1,522	2,573	2,806	$ 2,509
Parent Company
Condensed Financial Statements, Captions [Line Items]
Dividend income from bank subsidiary					3,419	625
Interest expense					143	0
Expenses-other					306	146
Total expenses					449	146
Income before provision for income taxes and equity in undistributed net income of subsidiary					2,970	479
Benefit for income taxes					176	58
Income before equity in undistributed net income (loss) of subsidiary					3,146	537
Equity in undistributed net loss of subsidiary					(573)	2,269
Net income attributable to common stockholders					$ 2,573	$ 2,806